Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 State	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Number of quarries distribution facilities and plants	300
Number of states with aggregates business sales by destination	33
Percentage of aggregates business net sales in top five sales states	57.00%
Maximum FDIC, insurance limit to not available of funds in lockboxes	$ 250,000
Company policy for maximum cash maintained at one bank	100,000,000
Minimum deposit at bank related to guarantee of affiliate	An amount greater than or equal to $5,000,000
Depository accounts at Fifth Third Bank	5,023,000	5,014,000
Minimum at risk receivable balance for specific reserve	$ 50,000
Weighted-average fair value of stock option granted	$ 22.18	$ 29.94	$ 33.95
Minimum likelihood for recognition of tax benefit related to uncertain tax position	50.00%
Minimum
Significant Accounting Policies [Line Items]
Warranty term	9 months
Minimum | Certain construction contracts
Significant Accounting Policies [Line Items]
Warranty term	2 years
Maximum
Significant Accounting Policies [Line Items]
Warranty term	1 year
Maximum | Certain construction contracts
Significant Accounting Policies [Line Items]
Warranty term	10 years
Aggregates Product Line
Significant Accounting Policies [Line Items]
Total net sales	71.00%
Vertically Integrated
Significant Accounting Policies [Line Items]
Total net sales	18.00%
Specialty Products
Significant Accounting Policies [Line Items]
Total net sales	11.00%